RIGHT OF USE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Right Of Use Assets Net
RIGHT OF USE ASSETS, NET

7.	RIGHT OF USE ASSETS, NET

	December 31, 2024	December 31, 2023
Opening balance	$630,793	$887,137
Additions in the year	288,753	42,393
Foreign exchange	16,064	18,555
Amortization in the year	(353,125)	(317,292)
Closing balance	$582,485	$630,793

Allocation of the right of use assets is as follows:

	December 31, 2024	December 31, 2023
Office lease	$486,544	$518,787
Car leases	95,941	112,006
	$582,485	$630,793

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023